Annual Total Returns - BlackRock Short Obligations Fund (Investor A Shares and Institutional Shares) [BarChart] - Investor A, Institutional - BlackRock Short Obligations Fund - Institutional Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2013	0.55%
Annual Return 2014	0.37%
Annual Return 2015	0.50%
Annual Return 2016	1.30%
Annual Return 2017	1.22%
Annual Return 2018	1.91%
Annual Return 2019	3.01%